FINANCIAL EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
FINANCIAL EXPENSES
Commission expenses due to early collection of credit card receivables	₺ (461,270)	₺ (225,242)		₺ (185,093)
Foreign currency exchange losses	(343,450)	(44,804)		(19,358)
Interest expenses on purchases	(83,710)	(66,616)		(24,445)
Interest expenses on bank borrowings	(55,888)	(36,583)		(25,502)
Net fair value losses on financial assets at fair value (Note 4)	(40,250)
Interest expenses on lease liabilities	(31,696)	(20,036)		(18,733)
Other	(406)	(3,136)		(149)
Total	₺ (1,016,670)	₺ (396,417)	[1]	₺ (273,280)	[1]

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5